Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$198,493,860.27	0.6261636	$179,647,583.08	0.5667116	$18,846,277.19
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$385,343,860.27	0.4010448	$366,497,583.08	0.3814306	$18,846,277.19

Weighted Avg. Coupon (WAC)	5.21%		5.22%
Weighted Avg. Remaining Maturity (WARM)	37.68		36.83
Pool Receivables Balance	$468,952,629.34		$445,623,211.63
Remaining Number of Receivables	44,703		43,728

Adjusted Pool Balance	$460,591,395.40		$437,747,423.05

III. COLLECTIONS

Principal:
Principal Collections	$22,809,040.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$624,517.69
Total Principal Collections	$23,433,558.52

Interest:
Interest Collections	$1,995,057.77
Late Fees & Other Charges	$36,407.73
Interest on Repurchase Principal	$-
Total Interest Collections	$2,031,465.50

Collection Account Interest	$3,390.55
Reserve Account Interest	$805.55
Servicer Advances	$-

Total Collections	$25,469,220.12

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections						$25,469,220.12
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$25,469,220.12
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$390,793.86		$390,793.86		$390,793.86
Collection Account Interest						$3,390.55
Late Fees & Other Charges						$36,407.73
Total due to Servicer						$430,592.14

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$248,117.33		$248,117.33
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$629,602.75		$629,602.75		$629,602.75

Available Funds Remaining:						$24,409,025.23

3. Principal Distribution Amount:						$18,846,277.19

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,846,277.19
Class A-4 Notes				$-
Class A Notes Total:		18,846,277.19		$18,846,277.19
Total Noteholders Principal				$18,846,277.19

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						5,562,748.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$8,361,233.94
Beginning Period Amount						$8,361,233.94
Current Period Amortization						$485,445.36
Ending Period Required Amount						$7,875,788.58
Ending Period Amount						$7,875,788.58
Next Distribution Date Required Amount						$7,410,216.98

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$5,355,959.06
Beginning Period Amount						$5,355,959.06
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$5,355,959.06
Ending Period Amount						$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target		17.50%
Overcollateralization Floor		1.25%
				Beginning	Ending	Target
Overcollateralization Amount				$75,247,535.13	$ 71,249,839.97	$71,249,839.97
Overcollateralization as a % of Adjusted Pool				16.34%	16.28%	16.28%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	43,106	98.19%	$437,562,929.76
30 - 60 Days	1.16%	508	1.48%	$6,602,030.24
61 - 90 Days	0.20%	87	0.25%	$1,096,487.66
91 + Days	0.06%	27	0.08%	$361,763.97
		43,728		$445,623,211.63
Total
Delinquent Receivables 61 + days past due	0.26%	114	0.33%	$1,458,251.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	119	0.34%	$1,603,597.54
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	95	0.27%	$1,307,411.21
Three-Month Average Delinquency Ratio	0.25%		0.31%

Repossession in Current Period		40		$637,469.65
Repossession Inventory		46		$661,118.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$520,376.88
Recoveries				$(624,517.69)
Net Charge-offs for Current Period				$(104,140.81)

Beginning Pool Balance for Current Period				$468,952,629.34

Net Loss Ratio				-0.27%
Net Loss Ratio for 1st Preceding Collection Period				0.28%
Net Loss Ratio for 2nd Preceding Collection Period				-0.09%
Three-Month Average Net Loss Ratio for Current Period				-0.03%

Cumulative Net Losses for All Periods				$8,920,325.89
Cumulative Net Losses as a % of Initial Pool Balance				0.81%

Principal Balance of Extensions				$1,843,399.46
Number of Extensions				137

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